Business combinations - Summary of Cash flows arising from the Acquisition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Aforoa Ltd
Acquisition
Cash consideration paid for acquisition of subsidiary	€ (4,968)
Cash acquired with the subsidiary	48
Net cash paid for acquisition (included in cash used in investing activities)	€ (4,920)
Vaix Limited
Acquisition
Cash consideration paid for acquisition of subsidiary		€ (21,681)
Cash acquired with the subsidiary		689
Net cash paid for acquisition (included in cash used in investing activities)		(20,992)
Transaction costs of the acquisition (included in cash from operating activities)		(373)
Net cashflow on acquisition of subsidiary		(21,365)
Ortec Sports B.V.
Acquisition
Cash consideration paid for acquisition of subsidiary		(5,717)
Cash acquired with the subsidiary		25
Net cash paid for acquisition (included in cash used in investing activities)		(5,692)
Transaction costs of the acquisition (included in cash from operating activities)		(235)
Net cashflow on acquisition of subsidiary		(5,927)
NSoft Group
Acquisition
Cash consideration paid for acquisition of subsidiary		(12,000)
Cash acquired with the subsidiary		1,868
Net cash paid for acquisition (included in cash used in investing activities)		(10,132)
Transaction costs of the acquisition (included in cash from operating activities)		(261)
Net cashflow on acquisition of subsidiary		€ (10,393)